Net Foreign Exchange (Loss)/Gain - Summary of Net Foreign Exchange (Loss)/Gain (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Foreign Exchange Loss Gain [Abstract]
Net foreign exchange (loss)/gain	$ (1,375,143)	$ (9,238,403)
Total	$ (1,375,143)	$ (9,238,403)